Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
AECC Aviation Power Co. Ltd., Class A	320,876	$2,210,062
AVIC Aircraft Co. Ltd., Class A	441,145	2,088,415
AVIC Shenyang Aircraft Co. Ltd., Class A	154,499	1,425,957
AviChina Industry & Technology Co. Ltd., Class H	5,614,000	3,418,004
China Avionics Systems Co. Ltd., Class A	312,467	854,305
China Spacesat Co. Ltd., Class A	197,670	1,021,403

		11,018,146

Air Freight & Logistics — 0.5%
SF Holding Co. Ltd., Class A	521,383	6,339,051
Yunda Holding Co. Ltd., Class A	360,913	943,427
ZTO Express Cayman Inc., ADR	869,368	24,550,953

		31,833,431

Airlines — 0.2%
Air China Ltd., Class A	1,042,689	1,248,701
Air China Ltd., Class H	4,010,000	3,243,173
China Eastern Airlines Corp. Ltd., Class A	1,563,996	1,183,702
China Southern Airlines Co. Ltd., Class A(a)	1,684,288	1,612,628
China Southern Airlines Co. Ltd., Class H(a)(b)	3,208,000	1,969,698
Spring Airlines Co. Ltd., Class A	120,385	929,423

		10,187,325

Auto Components — 0.3%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	34,195	989,168
Fuyao Glass Industry Group Co. Ltd., Class A	321,398	1,958,686
Fuyao Glass Industry Group Co. Ltd., Class H(c)	962,400	4,605,616
Huayu Automotive Systems Co. Ltd., Class A	441,172	2,095,918
Minth Group Ltd.	1,578,000	7,836,569
Ningbo Joyson Electronic Corp., Class A	196,200	740,974
Shandong Linglong Tyre Co. Ltd., Class A	237,061	1,116,501
Weifu High-Technology Group Co. Ltd., Class A	197,635	777,931

		20,121,363

Automobiles — 3.9%
Brilliance China Automotive Holdings Ltd.	6,416,000	5,710,468
BYD Co. Ltd., Class A	232,659	6,087,014
BYD Co. Ltd., Class H(b)	1,403,500	32,967,088
Chongqing Changan Automobile Co. Ltd., Class A(a)	595,556	2,286,301
Dongfeng Motor Group Co. Ltd., Class H	5,470,000	5,630,519
Geely Automobile Holdings Ltd.	12,832,000	35,669,732
Great Wall Motor Co. Ltd.	190,700	808,307
Great Wall Motor Co. Ltd., Class H	6,817,000	13,805,469
Guangzhou Automobile Group Co. Ltd., Class H	6,416,400	6,902,648
NIO Inc., ADR(a)(b)	2,296,928	116,063,772
SAIC Motor Corp. Ltd., Class A	1,042,676	4,200,844
XPeng Inc., ADR(a)(b)	224,560	13,195,146
Yadea Group Holdings Ltd.(c)	2,202,000	3,982,204

		247,309,512

Banks — 8.0%
Agricultural Bank of China Ltd., Class A	9,343,300	4,671,686
Agricultural Bank of China Ltd., Class H	58,546,000	22,202,546
Bank of Beijing Co. Ltd., Class A	2,927,399	2,171,097
Bank of Chengdu Co. Ltd., Class A	633,293	1,095,278
Bank of China Ltd., Class A	4,731,800	2,373,109
Bank of China Ltd., Class H	167,618,000	59,241,963
Bank of Communications Co. Ltd., Class A	5,132,822	3,674,130
Bank of Communications Co. Ltd., Class H	18,446,200	10,207,571
Bank of Hangzhou Co. Ltd., Class A	883,760	2,041,528
Bank of Jiangsu Co. Ltd., Class A	1,844,678	1,746,570

Security	Shares	Value

Banks (continued)
Bank of Nanjing Co. Ltd., Class A	1,403,500	$1,838,642
Bank of Ningbo Co. Ltd., Class A	839,784	4,709,463
Bank of Shanghai Co. Ltd., Class A	2,085,297	2,557,519
China Bohai Bank Co. Ltd., Class H(a)(c)	5,212,000	3,475,787
China CITIC Bank Corp. Ltd., Class H	18,847,800	8,144,486
China Construction Bank Corp., Class A	1,243,109	1,350,805
China Construction Bank Corp., Class H	205,713,000	161,333,124
China Everbright Bank Co. Ltd., Class A	5,373,400	3,544,184
China Everbright Bank Co. Ltd., Class H	6,416,000	2,499,364
China Merchants Bank Co. Ltd., Class A	2,646,668	17,778,665
China Merchants Bank Co. Ltd., Class H	8,421,150	53,280,543
China Minsheng Banking Corp. Ltd., Class A	4,651,670	3,746,814
China Minsheng Banking Corp. Ltd., Class H	12,431,160	6,862,994
Chongqing Rural Commercial Bank Co. Ltd., Class H	9,223,000	3,949,740
Huaxia Bank Co. Ltd., Class A	1,724,391	1,711,301
Industrial & Commercial Bank of China Ltd., Class A	6,937,300	5,608,923
Industrial & Commercial Bank of China Ltd., Class H	129,924,000	82,454,186
Industrial Bank Co. Ltd., Class A	2,686,700	8,582,806
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	521,300	616,375
Ping An Bank Co. Ltd., Class A	2,526,355	7,579,123
Postal Savings Bank of China Co. Ltd., Class A	1,119,758	890,027
Postal Savings Bank of China Co. Ltd., Class H(c)	21,253,000	12,007,500
Shanghai Pudong Development Bank Co. Ltd., Class A	3,849,698	5,885,753

		509,833,602

Beverages — 1.9%
Anhui Gujing Distillery Co. Ltd., Class A	40,196	1,290,191
Anhui Gujing Distillery Co. Ltd., Class B	241,030	2,854,119
Anhui Kouzi Distillery Co. Ltd., Class A	80,200	731,313
Beijing Shunxin Agriculture Co. Ltd., Class A	120,300	1,160,959
China Resources Beer Holdings Co. Ltd.	3,208,000	23,690,164
Chongqing Brewery Co. Ltd., Class A	43,500	694,154
Jiangsu King’s Luck Brewery JSC Ltd., Class A	200,603	1,482,278
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	200,576	5,425,957
Kweichow Moutai Co. Ltd., Class A	161,904	42,171,884
Luzhou Laojiao Co. Ltd., Class A	200,500	5,586,314
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	120,376	4,403,088
Sichuan Swellfun Co. Ltd., Class A	80,200	853,198
Tsingtao Brewery Co. Ltd., Class A	120,363	1,664,607
Tsingtao Brewery Co. Ltd., Class H	868,000	8,430,880
Wuliangye Yibin Co. Ltd., Class A	521,357	20,125,484

		120,564,590

Biotechnology — 1.1%
3SBio Inc.(a)(b)(c)	2,807,000	2,780,749
BeiGene Ltd., ADR(a)	95,486	24,414,815
Beijing Tiantan Biological Products Corp. Ltd., Class A	200,572	1,211,671
BGI Genomics Co. Ltd., Class A	40,199	799,160
Chongqing Zhifei Biological Products Co. Ltd., Class A	200,540	3,806,937
Hualan Biological Engineering Inc., Class A	280,760	1,836,475
Innovent Biologics Inc.(a)(c)	2,205,500	14,523,157
Jinyu Bio-Technology Co. Ltd., Class A	201,500	742,003
Shanghai RAAS Blood Products Co. Ltd., Class A	802,000	1,028,713
Shenzhen Kangtai Biological Products Co. Ltd., Class A	80,255	1,661,950
Walvax Biotechnology Co. Ltd., Class A	200,597	1,307,854
Zai Lab Ltd., ADR(a)(b)	147,568	16,347,583

		70,461,067

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products — 0.1%
Beijing New Building Materials PLC, Class A	274,760	$1,628,529
China Lesso Group Holdings Ltd.	2,406,000	4,295,265

		5,923,794

Capital Markets — 1.6%
Caitong Securities Co. Ltd., Class A	521,300	1,052,907
Changjiang Securities Co. Ltd., Class A	884,136	1,187,815
China Cinda Asset Management Co. Ltd., Class H	17,644,000	3,436,626
China Everbright Ltd.	2,406,000	3,469,730
China Galaxy Securities Co. Ltd., Class A	541,900	1,061,572
China Galaxy Securities Co. Ltd., Class H	7,418,500	4,794,155
China Huarong Asset Management Co. Ltd., Class H(c)	21,253,000	2,439,880
China International Capital Corp. Ltd., Class H(a)(c)	2,887,200	6,725,938
China Merchants Securities Co. Ltd., Class A(a)	1,002,568	3,352,077
CITIC Securities Co. Ltd., Class A	1,403,575	6,463,320
CITIC Securities Co. Ltd., Class H(b)	4,611,500	10,374,016
CSC Financial Co. Ltd., Class A	395,099	2,624,606
Dongxing Securities Co. Ltd., Class A	435,194	874,363
East Money Information Co. Ltd., Class A	1,122,868	4,692,873
Everbright Securities Co. Ltd., Class A	521,399	1,521,419
First Capital Securities Co. Ltd., Class A	598,189	961,837
Founder Securities Co. Ltd., Class A(a)	1,197,099	1,641,020
GF Securities Co. Ltd., Class A	753,599	1,938,986
GF Securities Co. Ltd., Class H	2,566,400	3,581,870
Guosen Securities Co. Ltd., Class A	602,633	1,258,395
Guotai Junan Securities Co. Ltd., Class A	1,002,500	2,852,119
Guoyuan Securities Co. Ltd., Class A	693,360	936,781
Haitong Securities Co. Ltd., Class A	1,323,359	2,715,119
Haitong Securities Co. Ltd., Class H	5,614,000	4,830,104
Hithink RoyalFlush Information Network Co. Ltd., Class A	71,887	1,562,953
Huaan Securities Co. Ltd., Class A	561,400	694,503
Huatai Securities Co. Ltd., Class A	1,002,593	2,940,759
Huatai Securities Co. Ltd., Class H(c)	2,967,400	4,639,134
Huaxi Securities Co. Ltd., Class A	441,100	841,984
Industrial Securities Co. Ltd., Class A	1,004,640	1,375,665
Nanjing Securities Co. Ltd., Class A	521,300	1,033,101
Noah Holdings Ltd.(a)(b)	75,388	2,231,485
Orient Securities Co. Ltd., Class A	842,164	1,485,957
Pacific Securities Co. Ltd. (The), Class A(a)	1,036,693	620,760
SDIC Capital Co. Ltd., Class A	522,278	1,171,563
Sealand Securities Co. Ltd., Class A	867,660	726,572
Shanxi Securities Co. Ltd., Class A	561,451	685,180
Shenwan Hongyuan Group Co. Ltd., Class A	3,127,897	2,566,987
Sinolink Securities Co. Ltd., Class A	420,800	1,150,494
SooChow Securities Co. Ltd., Class A	598,050	919,804
Southwest Securities Co. Ltd., Class A	1,042,600	850,882
Tianfeng Securities Co. Ltd., Class A	882,200	812,488
Western Securities Co. Ltd., Class A	635,630	927,370
Zheshang Securities Co. Ltd., Class A	481,200	1,205,934

		103,231,103

Chemicals — 0.4%
Hengli Petrochemical Co. Ltd., Class A	922,310	3,657,029
Hengyi Petrochemical Co. Ltd., Class A	842,176	1,625,489
Lomon Billions Group Co. Ltd., Class A	360,900	1,738,695
Rongsheng Petro Chemical Co. Ltd., Class A	842,123	3,291,728
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	285,300	1,521,901
Sinopec Shanghai Petrochemical Co. Ltd., Class A	882,200	474,622
Tianqi Lithium Corp., Class A(a)	280,700	1,187,225

Security	Shares	Value

Chemicals (continued)
Tongkun Group Co. Ltd., Class A	354,876	$1,063,018
Transfar Zhilian Co. Ltd., Class A	2,199,592	1,875,350
Wanhua Chemical Group Co. Ltd., Class A	475,273	5,865,116
Zhejiang Longsheng Group Co. Ltd., Class A	641,671	1,453,035

		23,753,208

Commercial Services & Supplies — 0.5%
A-Living Smart City Services Co. Ltd.(c)	1,002,500	4,222,073
Beijing Originwater Technology Co. Ltd., Class A	548,997	703,356
China Everbright Environment Group Ltd.(b)	8,020,148	4,448,454
Country Garden Services Holdings Co. Ltd.	2,807,000	15,714,131
Greentown Service Group Co. Ltd.	3,208,000	3,728,356
Shanghai M&G Stationery Inc., Class A	120,300	1,330,257

		30,146,627

Communications Equipment — 0.3%
BYD Electronic International Co. Ltd.	1,404,500	6,947,769
Fiberhome Telecommunication Technologies Co. Ltd., Class A	194,477	734,762
Guangzhou Haige Communications Group Inc. Co., Class A	472,884	884,688
Hengtong Optic-Electric Co. Ltd., Class A	360,900	812,305
Shenzhen Sunway Communication Co. Ltd., Class A	160,400	1,142,798
Yealink Network Technology Corp. Ltd., Class A	109,694	1,148,462
Zhongji Innolight Co. Ltd., Class A	120,397	895,665
ZTE Corp., Class A	473,756	2,500,558
ZTE Corp., Class H	1,684,240	4,345,024

		19,412,031

Construction & Engineering — 0.8%
China Communications Construction Co. Ltd., Class H	10,426,000	5,406,323
China Communications Services Corp. Ltd., Class H	5,614,800	2,998,423
China Conch Venture Holdings Ltd.	3,609,000	17,131,403
China Gezhouba Group Co. Ltd., Class A	641,691	664,126
China National Chemical Engineering Co. Ltd., Class A	836,195	824,764
China Railway Construction Corp. Ltd., Class A	1,635,798	2,135,503
China Railway Construction Corp. Ltd., Class H	4,010,000	2,648,333
China Railway Group Ltd., Class A	2,486,298	2,134,907
China Railway Group Ltd., Class H	7,619,000	3,764,046
China State Construction Engineering Corp. Ltd., Class A	5,172,998	4,268,935
China State Construction International Holdings Ltd.	4,812,000	3,177,999
Hebei Construction Group Corp. Ltd., Class H	484,500	1,374,911
Metallurgical Corp. of China Ltd., Class A	2,726,800	1,160,349
Power Construction Corp. of China Ltd., Class A	2,205,597	1,414,543
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	441,168	712,043

		49,816,608

Construction Materials — 0.7%
Anhui Conch Cement Co. Ltd., Class A	553,091	4,749,222
Anhui Conch Cement Co. Ltd., Class H	2,606,500	16,676,220
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	392,144	2,038,211
China Jushi Co. Ltd., Class A	635,669	1,624,929
China National Building Material Co. Ltd., Class H	8,020,000	10,531,261
China Resources Cement Holdings Ltd.	5,614,000	6,980,840
Huaxin Cement Co. Ltd., Class A	200,500	746,853
Tangshan Jidong Cement Co. Ltd., Class A	234,668	566,346

		43,913,882

Consumer Finance — 0.1%
Lufax Holding Ltd., ADR(a)(b)	377,341	6,214,806

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.0%
Yunnan Energy New Material Co. Ltd., Class A	120,300	$1,764,657

Distributors — 0.0%
Wuchan Zhongda Group Co. Ltd., Class A	1,116,803	779,052

Diversified Consumer Services — 2.1%
China East Education Holdings Ltd.(c)	1,203,000	2,681,437
China Education Group Holdings Ltd.	1,604,000	3,202,828
China Yuhua Education Corp. Ltd.(c)	2,406,000	2,268,669
GSX Techedu Inc., ADR(a)(b)	169,103	10,871,632
Koolearn Technology Holding Ltd.(a)(b)(c)	601,500	2,451,777
New Oriental Education & Technology Group Inc., ADR(a)	326,944	53,896,718
Offcn Education Technology Co. Ltd., Class A	280,805	1,539,745
TAL Education Group, ADR(a)	817,639	57,283,788

		134,196,594

Diversified Financial Services — 0.1%
Avic Capital Co. Ltd., Class A	1,406,582	994,021
Far East Horizon Ltd.	4,010,000	4,256,988
Oceanwide Holdings Co. Ltd., Class A	641,600	385,158

		5,636,167

Diversified Telecommunication Services — 0.5%
China Telecom Corp. Ltd., Class H	28,070,000	8,472,596
China Tower Corp. Ltd., Class H(c)	97,844,000	15,397,572
China Unicom Hong Kong Ltd.	13,634,000	8,195,349

		32,065,517

Electrical Equipment — 0.5%
Contemporary Amperex Technology Co. Ltd., Class A	320,867	11,839,985
Eve Energy Co. Ltd., Class A	249,036	2,441,177
Fangda Carbon New Material Co. Ltd., Class A(a)	681,747	684,861
Hongfa Technology Co. Ltd., Class A	120,300	875,564
Jiangsu Zhongtian Technology Co. Ltd., Class A	441,100	724,670
NARI Technology Co. Ltd., Class A	681,788	2,444,301
Shanghai Electric Group Co. Ltd., Class A(a)	922,300	742,892
Sungrow Power Supply Co. Ltd.	183,800	1,342,476
Sunwoda Electronic Co. Ltd., Class A	274,798	1,171,868
TBEA Co. Ltd., Class A	601,596	779,886
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	546,820	1,039,631
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(b)	1,523,920	2,441,417
Zhejiang Chint Electrics Co. Ltd., Class A	361,468	1,803,508
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,203,000	3,786,288

		32,118,524

Electronic Equipment, Instruments & Components — 1.5%
AAC Technologies Holdings Inc.	1,604,000	8,979,503
AVIC Jonhon Optronic Technology Co. Ltd., Class A	200,598	1,798,689
BOE Technology Group Co. Ltd., Class A	4,491,200	3,692,641
Chaozhou Three-Circle Group Co. Ltd., Class A	280,700	1,362,984
Foxconn Industrial Internet Co. Ltd., Class A	802,096	1,683,439
GoerTek Inc., Class A	441,100	2,545,394
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	80,219	1,307,775
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,162,914	8,071,533
Kingboard Holdings Ltd.	1,604,000	6,144,960
Kingboard Laminates Holdings Ltd.	2,406,000	3,891,808
Lens Technology Co. Ltd., Class A	681,788	3,400,677
Lingyi iTech Guangdong Co., Class A	842,100	1,818,591
Luxshare Precision Industry Co. Ltd., Class A	962,444	7,560,655

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Maxscend Microelectronics Co. Ltd., Class A	18,900	$1,617,140
OFILM Group Co. Ltd., Class A	401,000	935,471
Shengyi Technology Co. Ltd., Class A	320,800	1,360,729
Shennan Circuits Co. Ltd., Class A	57,820	937,956
Sunny Optical Technology Group Co. Ltd.	1,523,800	29,955,127
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	240,600	1,000,435
Tianma Microelectronics Co. Ltd., Class A	354,999	827,078
Unisplendour Corp. Ltd., Class A	377,020	1,281,190
Universal Scientific Industrial Shanghai Co. Ltd., Class A	232,700	774,494
Visionox Technology Inc., Class A(a)	280,795	553,913
Wingtech Technology Co. Ltd., Class A	160,400	2,569,345
Wuhan Guide Infrared Co. Ltd., Class A	240,620	1,388,512
WUS Printed Circuit Kunshan Co. Ltd., Class A	234,699	709,096
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	114,398	1,095,656
Zhejiang Dahua Technology Co. Ltd., Class A	441,100	1,400,402

		98,665,193

Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	4,004,000	3,031,729
Offshore Oil Engineering Co. Ltd., Class A	635,698	451,175
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	157,551	885,693

		4,368,597

Entertainment — 2.2%
Alibaba Pictures Group Ltd.(a)(b)	28,070,000	3,765,598
Beijing Enlight Media Co. Ltd., Class A	435,198	857,836
Beijing Kunlun Tech Co. Ltd., Class A	200,561	671,793
Bilibili Inc., ADR(a)(b)	255,838	16,081,977
DouYu International Holdings Ltd., ADR(a)	217,978	2,890,388
Giant Network Group Co. Ltd., Class A	272,376	738,484
HUYA Inc., ADR(a)(b)	145,964	3,019,995
iQIYI Inc., ADR(a)(b)	486,413	10,876,195
Mango Excellent Media Co. Ltd., Class A	240,680	2,507,773
NetEase Inc., ADR	889,418	80,376,705
Perfect World Co. Ltd., Class A	301,100	1,233,238
Tencent Music Entertainment Group, ADR(a)(b)	787,163	13,192,852
Wanda Film Holding Co. Ltd., Class A(a)	314,895	915,500
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	320,800	1,273,946
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	1,042,698	1,242,373

		139,644,653

Food & Staples Retailing — 0.1%
DaShenLin Pharmaceutical Group Co. Ltd.	82,800	1,113,782
Sun Art Retail Group Ltd.	5,213,000	5,473,566
Yifeng Pharmacy Chain Co. Ltd., Class A	101,491	1,558,161
Yonghui Superstores Co. Ltd., Class A	1,323,334	1,572,728

		9,718,237

Food Products — 1.7%
Angel Yeast Co. Ltd., Class A	154,424	1,079,568
Beijing Dabeinong Technology Group Co. Ltd., Class A	641,600	803,469
China Feihe Ltd.(c)	2,406,000	5,747,710
China Huishan Dairy Holdings Co. Ltd.(a)(d)	1,366,667	2
China Mengniu Dairy Co. Ltd.	6,015,000	30,414,447
Chongqing Fuling Zhacai Group Co. Ltd., Class A	160,400	926,329
Dali Foods Group Co. Ltd.(c)	4,411,000	2,731,093
Foshan Haitian Flavouring & Food Co. Ltd., Class A	374,389	9,058,234
Fujian Sunner Development Co. Ltd., Class A	200,500	802,920
Guangdong Haid Group Co. Ltd., Class A	234,597	2,006,925
Heilongjiang Agriculture Co. Ltd., Class A	521,300	1,357,133

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Henan Shuanghui Investment & Development Co. Ltd., Class A	408,708	$2,864,704
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	802,025	4,606,194
Jiangxi Zhengbang Technology Co. Ltd., Class A	360,900	1,023,472
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	120,300	1,108,304
Juewei Food Co. Ltd., Class A	80,200	863,924
Muyuan Foods Co. Ltd., Class A	481,240	5,631,575
New Hope Liuhe Co. Ltd., Class A	561,499	2,216,146
Tingyi Cayman Islands Holding Corp.	4,010,000	6,765,663
Tongwei Co. Ltd., Class A	601,599	2,816,017
Uni-President China Holdings Ltd.	2,807,000	2,530,916
Want Want China Holdings Ltd.(b)	10,426,000	7,114,291
Wens Foodstuffs Group Co. Ltd., Class A	917,196	2,690,276
Yihai International Holding Ltd.	1,072,000	12,562,554

		107,721,866

Gas Utilities — 1.0%
Beijing Enterprises Holdings Ltd.	1,002,500	3,245,760
China Gas Holdings Ltd.	5,533,800	20,379,231
China Resources Gas Group Ltd.	2,016,000	9,712,686
ENN Energy Holdings Ltd.	1,684,200	22,311,169
Kunlun Energy Co. Ltd.	8,020,000	6,041,509

		61,690,355

Health Care Equipment & Supplies — 0.5%
AK Medical Holdings Ltd.(c)	802,000	1,268,303
Autobio Diagnostics Co. Ltd., Class A	34,197	753,483
Jafron Biomedical Co. Ltd., Class A	120,320	1,193,152
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	179,500	755,652
Lepu Medical Technology Beijing Co. Ltd., Class A	281,200	1,235,495
Microport Scientific Corp.	1,517,000	6,545,456
Ovctek China Inc., Class A	120,300	1,170,100
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,180,000	10,717,472
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	145,595	7,464,566

		31,103,679

Health Care Providers & Services — 0.4%
Aier Eye Hospital Group Co. Ltd., Class A	561,419	5,221,748
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	74,294	982,314
Huadong Medicine Co. Ltd., Class A	230,080	967,182
Jinxin Fertility Group Ltd.(c)	2,808,000	4,897,022
Jointown Pharmaceutical Group Co. Ltd., Class A(a)	320,800	857,586
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	562,081	1,078,042
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	320,858	980,624
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,563,900	2,646,678
Sinopharm Group Co. Ltd., Class H	2,726,800	6,739,179
Topchoice Medical Corp., Class A(a)	40,100	1,277,908

		25,648,283

Health Care Technology — 0.6%
Alibaba Health Information Technology Ltd.(a)	8,822,000	25,945,385
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,117,200	13,668,677
Winning Health Technology Group Co. Ltd., Class A	356,956	854,423

		40,468,485

Hotels, Restaurants & Leisure — 1.2%
Haidilao International Holding Ltd.(c)	1,604,000	10,520,916
Huazhu Group Ltd., ADR	342,454	17,047,360

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,243,138	$1,375,397
Songcheng Performance Development Co. Ltd., Class A	416,177	1,219,446
Yum China Holdings Inc.	854,130	48,155,849

		78,318,968

Household Durables — 0.4%
Gree Electric Appliances Inc. of Zhuhai, Class A	401,016	4,061,384
Haier Electronics Group Co. Ltd.(b)	2,630,000	12,535,118
Haier Smart Home Co. Ltd., Class A	842,146	3,451,801
Hangzhou Robam Appliances Co. Ltd., Class A	120,500	731,979
Jason Furniture Hangzhou Co. Ltd.	79,700	920,554
NavInfo Co. Ltd., Class A	320,800	752,764
Oppein Home Group Inc., Class A	56,420	1,093,939
Suofeiya Home Collection Co. Ltd., Class A	120,314	499,179
TCL Technology Group Corp., Class A	1,964,900	2,093,321
Zhejiang Supor Co. Ltd., Class A	74,296	789,147

		26,929,186

Household Products — 0.0%
Vinda International Holdings Ltd.	802,000	2,291,429

Independent Power and Renewable Electricity Producers — 0.5%
CGN Power Co. Ltd., Class H(c)	17,644,000	3,778,012
China Longyuan Power Group Corp. Ltd., Class H	6,817,000	5,733,227
China National Nuclear Power Co. Ltd., Class A	1,924,876	1,436,354
China Power International Development Ltd.	9,223,000	1,855,902
China Resources Power Holdings Co. Ltd.	4,010,000	4,262,161
China Yangtze Power Co. Ltd., Class A	2,766,941	8,456,475
GD Power Development Co. Ltd., Class A	2,766,900	904,085
Huadian Power International Corp. Ltd., Class A	1,002,500	548,484
Huaneng Power International Inc., Class A	900,000	703,045
Huaneng Power International Inc., Class H	8,020,000	3,144,895
SDIC Power Holdings Co. Ltd., Class A	962,496	1,385,244
Shenergy Co. Ltd., Class A	839,250	711,710
Shenzhen Energy Group Co. Ltd., Class A	917,080	790,256
Sichuan Chuantou Energy Co. Ltd., Class A	638,062	1,011,404

		34,721,254

Industrial Conglomerates — 0.3%
CITIC Ltd.	12,030,000	9,403,651
Fosun International Ltd.	5,213,000	7,531,196

		16,934,847

Insurance — 4.3%
China Life Insurance Co. Ltd., Class A	401,080	2,585,096
China Life Insurance Co. Ltd., Class H	16,040,000	36,373,196
China Pacific Insurance Group Co. Ltd., Class A	922,347	5,417,778
China Pacific Insurance Group Co. Ltd., Class H	5,774,400	21,972,886
China Taiping Insurance Holdings Co. Ltd.	3,448,724	6,094,488
Hubei Biocause Pharmaceutical Co. Ltd., Class A	842,100	671,893
New China Life Insurance Co. Ltd., Class A	317,424	2,953,802
New China Life Insurance Co. Ltd., Class H	1,684,200	7,071,359
People’s Insurance Co. Group of China Ltd. (The), Class A	825,000	868,890
People’s Insurance Co. Group of China Ltd. (The), Class H	17,644,000	5,575,982
PICC Property & Casualty Co. Ltd., Class H	13,634,462	11,255,796
Ping An Insurance Group Co. of China Ltd., Class A	1,443,643	19,752,609
Ping An Insurance Group Co. of China Ltd., Class H	12,832,000	150,623,928
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	842,100	4,067,932

		275,285,635

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 15.9%
Autohome Inc., ADR	129,122	$12,191,699
Baidu Inc., ADR(a)	583,455	81,094,410
JOYY Inc.(b)	125,112	11,143,726
Momo Inc., ADR	323,206	4,647,702
SINA Corp.(a)	120,300	5,212,599
Tencent Holdings Ltd.	12,350,800	896,936,524
Weibo Corp., ADR(a)(b)	119,899	5,065,733

		1,016,292,393

Internet & Direct Marketing Retail — 26.5%
Alibaba Group Holding Ltd., ADR(a)	4,067,343	1,071,175,452
Baozun Inc., ADR(a)	123,107	4,574,656
JD.com Inc., ADR(a)	1,857,833	158,566,047
Meituan, Class B(a)	7,739,300	289,506,224
Pinduoduo Inc., ADR(a)(b)	816,837	113,385,144
Tongcheng-Elong Holdings Ltd.(a)(b)	1,924,800	3,590,146
Trip.com Group Ltd., ADR(a)(b)	1,018,941	34,226,228
Vipshop Holdings Ltd., ADR(a)	954,781	24,385,107

		1,699,409,004

IT Services — 0.5%
Beijing Sinnet Technology Co. Ltd., Class A	274,796	797,666
China TransInfo Technology Co. Ltd., Class A	280,700	836,134
DHC Software Co. Ltd., Class A	475,212	665,158
GDS Holdings Ltd., ADR(a)(b)	189,673	17,076,260
Kingsoft Cloud Holdings Ltd., ADR(a)	118,149	4,753,134
TravelSky Technology Ltd., Class H	2,076,000	4,707,653
Wangsu Science & Technology Co. Ltd., Class A	360,900	423,979
Wonders Information Co. Ltd., Class A(a)	200,989	701,023

		29,961,007

Life Sciences Tools & Services — 1.4%
Genscript Biotech Corp.(a)	2,456,000	3,529,164
Hangzhou Tigermed Consulting Co. Ltd., Class A	80,237	1,390,135
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(c)	258,700	4,354,769
Pharmaron Beijing Co. Ltd., Class H(c)	267,600	3,248,134
WuXi AppTec Co. Ltd., Class A	323,870	5,085,979
WuXi AppTec Co. Ltd., Class H(c)	561,468	8,401,198
Wuxi Biologics Cayman Inc., New(c)	6,616,500	65,631,583

		91,640,962

Machinery — 0.7%
China Shipbuilding Industry Co. Ltd., Class A(a)	3,400,194	2,242,698
CRRC Corp. Ltd., Class A	2,967,480	2,552,593
CRRC Corp. Ltd., Class H	9,223,650	3,700,168
Haitian International Holdings Ltd.	1,203,000	3,266,449
Hefei Meiya Optoelectronic Technology Inc., Class A	120,300	811,757
Jiangsu Hengli Hydraulic Co. Ltd., Class A	178,264	2,479,731
Sany Heavy Industry Co. Ltd., Class A	1,162,909	5,427,539
Shenzhen Inovance Technology Co. Ltd., Class A	230,387	2,696,039
Sinotruk Hong Kong Ltd.	1,638,500	4,066,397
Weichai Power Co. Ltd., Class A	599,311	1,520,148
Weichai Power Co. Ltd., Class H	4,411,000	9,001,228
XCMG Construction Machinery Co. Ltd., Class A	1,437,699	1,188,623
Zhejiang Dingli Machinery Co. Ltd., Class A	92,434	1,453,950
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	562,087	2,000,635
Zhengzhou Yutong Bus Co. Ltd., Class A	354,999	937,679
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	842,116	1,095,527
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	2,772,400	2,893,095

		47,334,256

Security	Shares	Value

Marine — 0.1%
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	1,203,000	$1,813,655
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	5,614,000	5,250,113

		7,063,768

Media — 0.1%
China Literature Ltd.(a)(b)(c)	641,600	4,874,587
Focus Media Information Technology Co. Ltd., Class A	2,005,038	2,955,778
NanJi E-Commerce Co. Ltd., Class A	360,900	909,936
Oriental Pearl Group Co. Ltd., Class A	641,687	927,430

		9,667,731

Metals & Mining — 0.9%
Aluminum Corp. of China Ltd., Class A(a)	2,045,100	1,283,636
Aluminum Corp. of China Ltd., Class H(a)	8,822,000	3,482,144
Baoshan Iron & Steel Co. Ltd., Class A	2,285,789	2,157,273
China Hongqiao Group Ltd.	3,809,500	3,326,709
China Molybdenum Co. Ltd., Class A	2,606,500	1,818,226
China Molybdenum Co. Ltd., Class H	7,218,000	3,389,038
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	601,500	1,237,746
Ganfeng Lithium Co. Ltd., Class A	160,495	1,907,417
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	562,999	477,440
Guangdong Hongda Blasting Co. Ltd., Class A	160,400	1,012,868
Hesteel Co. Ltd., Class A(a)	2,205,500	767,573
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	7,418,592	1,364,220
Jiangsu Shagang Co. Ltd., Class A	320,800	598,214
Jiangxi Copper Co. Ltd., Class A	360,900	1,206,666
Jiangxi Copper Co. Ltd., Class H	2,406,000	3,941,464
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	1,002,500	367,180
Shandong Gold Mining Co. Ltd., Class A	561,491	2,034,354
Shandong Gold Mining Co. Ltd., Class H(c)	1,276,250	2,884,218
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,122,800	639,898
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,165,400	888,545
Yintai Gold Co. Ltd., Class A	529,360	718,423
Zhaojin Mining Industry Co. Ltd., Class H	2,606,500	3,348,693
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	154,498	1,228,480
Zijin Mining Group Co. Ltd., Class A	2,606,500	3,680,026
Zijin Mining Group Co. Ltd., Class H	12,030,000	11,995,085

		55,755,536

Oil, Gas & Consumable Fuels — 1.7%
China Merchants Energy Shipping Co. Ltd., Class A	956,496	878,006
China Petroleum & Chemical Corp., Class A	3,087,788	1,966,251
China Petroleum & Chemical Corp., Class H	51,329,000	23,239,573
China Shenhua Energy Co. Ltd., Class A	673,305	2,007,651
China Shenhua Energy Co. Ltd., Class H	7,238,000	13,985,842
CNOOC Ltd.	38,095,000	39,949,997
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	481,200	517,769
Guanghui Energy Co. Ltd., Class A(a)	1,604,000	741,063
PetroChina Co. Ltd., Class A	2,646,690	1,733,635
PetroChina Co. Ltd., Class H	45,714,000	14,564,796
Shaanxi Coal Industry Co. Ltd., Class A	1,283,296	2,036,127
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	561,400	560,551
Shanxi Meijin Energy Co. Ltd., Class A(a)	601,500	651,782
Yanzhou Coal Mining Co. Ltd., Class A	518,403	895,001
Yanzhou Coal Mining Co. Ltd., Class H	3,208,000	2,644,195

		106,372,239

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd.	3,208,000	$2,606,953
Nine Dragons Paper Holdings Ltd.	3,609,000	4,739,067

		7,346,020

Personal Products — 0.2%
By-Health Co. Ltd., Class A	240,600	917,797
Hengan International Group Co. Ltd.	1,403,500	9,685,553
Shanghai Jahwa United Co. Ltd., Class A	80,200	456,827

		11,060,177

Pharmaceuticals — 1.7%
Asymchem Laboratories Tianjin Co. Ltd., Class A	37,300	1,362,197
Beijing Tongrentang Co. Ltd., Class A	240,600	983,615
Betta Pharmaceuticals Co. Ltd., Class A	74,298	1,030,808
CanSino Biologics Inc., Class H(a)(b)(c)	160,400	3,517,317
Changchun High & New Technology Industry Group Inc., Class A	64,896	3,615,169
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	114,399	771,938
China Medical System Holdings Ltd.	3,171,000	3,239,512
China Resources Pharmaceutical Group Ltd.(c)	3,609,000	1,950,559
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	154,494	636,295
China Traditional Chinese Medicine Holdings Co. Ltd.	5,614,000	2,643,160
CSPC Pharmaceutical Group Ltd.	19,248,400	18,795,277
Dong-E-E-Jiao Co. Ltd., Class A	120,688	765,036
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	232,295	1,080,286
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	2,406,000	11,560,593
Hutchison China MediTech Ltd., ADR(a)	157,994	4,897,814
Jiangsu Hengrui Medicine Co. Ltd., Class A	681,792	8,909,991
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	357,362	760,894
Luye Pharma Group Ltd.(c)	3,809,500	2,221,082
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	120,365	680,488
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	280,778	2,218,931
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,203,000	5,058,729
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	160,400	663,788
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	160,400	613,084
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	240,965	754,761
Sino Biopharmaceutical Ltd.(b)	22,456,000	22,593,589
SSY Group Ltd.	3,208,000	1,961,422
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	320,800	658,669
Yunnan Baiyao Group Co. Ltd., Class A	160,432	2,322,868
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	80,350	2,552,414
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	211,946	990,163
Zhejiang NHU Co. Ltd., Class A	354,996	1,715,647
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	78,006	693,050

		112,219,146

Professional Services — 0.1%
51job Inc., ADR(a)	60,150	4,240,575

Real Estate Management & Development — 4.0%
Agile Group Holdings Ltd.	2,406,000	3,475,937
China Aoyuan Group Ltd.	2,815,000	2,930,287
China Evergrande Group(b)	4,010,000	8,451,906
China Fortune Land Development Co. Ltd., Class A	586,195	1,322,958

Security	Shares	Value

Real Estate Management & Development (continued)
China Jinmao Holdings Group Ltd.	12,030,000	$6,191,512
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	882,333	1,965,821
China Overseas Land & Investment Ltd.	8,220,500	19,998,533
China Overseas Property Holdings Ltd.	2,350,000	1,536,859
China Resources Land Ltd.	7,220,665	31,294,981
China Vanke Co. Ltd., Class A	1,323,309	6,174,148
China Vanke Co. Ltd., Class H	3,448,631	13,100,572
CIFI Holdings Group Co. Ltd.	7,218,000	6,238,065
Country Garden Holdings Co. Ltd.(b)	16,441,727	21,717,289
Financial Street Holdings Co. Ltd., Class A	593,059	627,313
Gemdale Corp., Class A	682,797	1,570,030
Greenland Holdings Corp. Ltd., Class A	1,162,967	1,138,232
Greentown China Holdings Ltd.	2,035,000	2,945,205
Guangzhou R&F Properties Co. Ltd., Class H	3,689,200	4,806,310
Hopson Development Holdings Ltd.	1,398,000	3,651,661
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	601,500	904,085
Jinke Properties Group Co. Ltd., Class A	843,381	1,022,832
Kaisa Group Holdings Ltd.	5,614,000	2,954,546
KE Holdings Inc.(a)(b)	205,713	13,439,230
KWG Group Holdings Ltd.	2,807,000	3,838,014
Logan Group Co. Ltd.	3,208,000	5,371,150
Longfor Group Holdings Ltd.(c)	3,809,500	24,962,606
Poly Developments and Holdings Group Co. Ltd., Class A	1,684,275	4,407,817
Poly Property Services Co. Ltd.	240,600	1,751,934
RiseSun Real Estate Development Co. Ltd., Class A	802,030	891,016
Seazen Group Ltd.	5,040,000	4,453,273
Seazen Holdings Co. Ltd., Class A	321,264	1,729,370
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	2,634,532	2,049,666
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	280,709	795,206
Shenzhen Investment Ltd.	7,218,000	2,634,884
Shimao Group Holdings Ltd.	2,606,500	9,716,588
Sunac China Holdings Ltd.	5,708,000	21,867,475
Wharf Holdings Ltd. (The)	3,208,000	7,936,722
Xinhu Zhongbao Co. Ltd., Class A	1,283,200	637,705
Yuexiu Property Co. Ltd.	14,436,000	2,997,995
Zhenro Properties Group Ltd.(b)	3,208,000	1,977,974
Zhongtian Financial Group Co. Ltd., Class A(a)	1,042,691	507,088

		255,984,795

Road & Rail — 0.0%
Beijing-Shanghai High Speed Railway Co. Ltd.	1,444,700	1,273,454
Daqin Railway Co. Ltd., Class A	1,804,500	1,859,362

		3,132,816

Semiconductors & Semiconductor Equipment — 1.1%
GCL System Integration Technology Co. Ltd., Class A(a)	761,945	460,876
Gigadevice Semiconductor Beijing Inc., Class A	66,077	2,074,613
Hangzhou Silan Microelectronics Co. Ltd., Class A	240,600	588,341
Hua Hong Semiconductor Ltd.(a)(c)	802,000	3,977,672
LONGi Green Energy Technology Co. Ltd., Class A	521,304	5,442,835
NAURA Technology Group Co. Ltd., Class A	80,200	2,096,429
Sanan Optoelectronics Co. Ltd., Class A	601,555	2,454,692
Semiconductor Manufacturing International Corp.(a)	8,621,800	24,077,648
Shenzhen Goodix Technology Co. Ltd., Class A	40,100	1,017,256
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	475,298	1,611,547

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Tianshui Huatian Technology Co. Ltd., Class A	401,000	$973,864
TongFu Microelectronics Co. Ltd., Class A(a)	200,500	805,967
Unigroup Guoxin Microelectronics Co. Ltd., Class A	76,500	1,167,855
Will Semiconductor Co. Ltd., Class A	120,300	3,938,849
Wuxi Taiji Industry Co. Ltd., Class A	360,900	591,815
Xinyi Solar Holdings Ltd.	8,962,000	16,346,041
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	200,500	854,417

		68,480,717

Software — 0.8%
360 Security Technology Inc., Class A	601,500	1,517,474
Aisino Corp., Class A	321,307	676,312
Beijing E-Hualu Information Technology Co. Ltd., Class A	136,420	593,577
Beijing Shiji Information Technology Co. Ltd., Class A	152,089	771,546
China National Software & Service Co. Ltd., Class A	80,200	886,229
China Youzan Ltd.(a)	30,596,000	8,090,526
Glodon Co. Ltd., Class A	120,398	1,227,776
Hundsun Technologies Inc., Class A	144,196	1,937,895
Iflytek Co. Ltd., Class A	278,359	1,616,863
Kingdee International Software Group Co. Ltd.	5,213,000	18,189,184
Kingsoft Corp. Ltd.	1,604,000	8,048,449
Sangfor Technologies Inc., Class A	40,100	1,229,093
Shanghai Baosight Software Co. Ltd., Class A	120,300	1,105,927
Venustech Group Inc., Class A	120,371	539,844
Yonyou Network Technology Co. Ltd., Class A	441,187	2,930,094

		49,360,789

Specialty Retail — 0.5%
China Meidong Auto Holdings Ltd.	1,176,000	5,096,885
China Tourism Group Duty Free Corp. Ltd., Class A	277,189	8,138,803
GOME Retail Holdings Ltd.(a)(b)	21,654,000	2,569,710
Suning.com Co. Ltd., Class A	1,403,561	1,951,775
Topsports International Holdings Ltd.(c)	2,807,000	4,178,366
Zhongsheng Group Holdings Ltd.	1,203,000	9,031,229

		30,966,768

Technology Hardware, Storage & Peripherals — 1.7%
China Greatwall Technology Group Co. Ltd., Class A	441,100	966,673
Dawning Information Industry Co. Ltd., Class A	253,034	1,359,780
GRG Banking Equipment Co. Ltd., Class A	360,900	639,533
Inspur Electronic Information Industry Co. Ltd., Class A	214,780	913,964
Lenovo Group Ltd.	15,238,000	10,869,544
Ninestar Corp., Class A	162,400	732,286
Shenzhen Kaifa Technology Co. Ltd., Class A	360,900	1,128,233
Xiaomi Corp., Class B(a)(c)	26,546,200	90,741,606

		107,351,619

Textiles, Apparel & Luxury Goods — 1.4%
ANTA Sports Products Ltd.	2,406,000	32,711,048
Bosideng International Holdings Ltd.(b)	7,218,000	3,165,585
Li Ning Co. Ltd.	4,611,500	24,983,296
Shenzhou International Group Holdings Ltd.	1,804,500	30,538,587
Zhejiang Semir Garment Co. Ltd., Class A	401,000	543,000

		91,941,516

Tobacco — 0.1%
Smoore International Holdings Ltd.(a)(c)	980,000	6,320,542

Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(c)	441,100	3,920,257

Security	Shares	Value

Transportation Infrastructure — 0.3%
Beijing Capital International Airport Co. Ltd., Class H	4,010,000	$3,005,237
China Merchants Port Holdings Co. Ltd.	3,208,000	3,802,840
COSCO SHIPPING Ports Ltd.	4,010,000	2,648,333
Guangzhou Baiyun International Airport Co. Ltd., Class A	314,798	719,065
Jiangsu Expressway Co. Ltd., Class H	2,406,000	2,706,265
Shanghai International Airport Co. Ltd., Class A	120,399	1,436,748
Shanghai International Port Group Co. Ltd., Class A	1,403,577	987,631
Shenzhen International Holdings Ltd.	2,406,000	3,953,878
Zhejiang Expressway Co. Ltd., Class H	3,208,000	2,284,187

		21,544,184

Water Utilities — 0.2%
Beijing Enterprises Water Group Ltd.	10,426,000	4,222,849
Guangdong Investment Ltd.	6,416,000	10,659,540

		14,882,389

Wireless Telecommunication Services — 1.2%
China Mobile Ltd.	13,032,500	78,001,677
China United Network Communications Ltd., Class A	3,208,095	2,389,025

		80,390,702

Total Common Stocks — 99.9% (Cost: $4,503,418,111)		6,396,452,181

Rights

Real Estate Management & Development — 0.0%
Sino Ocean Group Holding Ltd., (Expires 12/09/20)(a)	26,466	0	(e)

Technology Hardware, Storage & Peripherals — 0.0%
Legend Holdings Corp., (Expires 01/28/21)(c)	82,492	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(f)(g)(h)	153,613,533	153,705,701
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	2,810,000	2,810,000

		156,515,701

Total Short-Term Investments — 2.4% (Cost: $156,380,953)		156,515,701

Total Investments in Securities — 102.3% (Cost: $4,659,799,064)		6,552,967,882

Other Assets, Less Liabilities — (2.3)%		(150,094,579)

Net Assets — 100.0%		$6,402,873,303

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI China ETF

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$249,675,557	$—		$(95,888,896	)(a)	$6,333	$(87,293)	$153,705,701	153,613,533	$346,412	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,710,000	100,000	(a)	—		—	—	2,810,000	2,810,000	858		—

						$6,333	$(87,293)	$156,515,701		$347,270		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	53	12/18/20	$3,066	$(874)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$6,396,452,179	$—		$2	$6,396,452,181
Rights	—	0	(a)	—	0	(a)
Money Market Funds	156,515,701	—		—	156,515,701

	$6,552,967,880	0	(a)	$2	$6,552,967,882

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(874)	$—		$—	$(874)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

8

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI China ETF

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
JSC	Joint Stock Company